Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2021
Accounting Policies [Abstract]
Amortization Periods for Definite-Lived Intangible Assets
The Company has intangible assets with both definite and indefinite useful lives. Definite-lived intangible assets are carried at cost less accumulated amortization and are amortized using the straight-line method over their estimated useful lives. The straight-line method approximates the manner in which cash flows are generated from the intangible assets. Amortization periods for definite-lived intangible assets are as follows:

	Successor	Predecessor
	February 28, 2021	February 29, 2020
Trade names	Indefinite	15 years or Indefinite
Noncompete agreements	N/A	1-5 years
Customer relationships	20 years	10-15 years
Technology	7-10 years	7 years
Content library	10 years	10 years
Backlog	N/A	4 years

Summary of Cumulative Effects of Adopting ASC 606	The following table summarizes the cumulative effects of adopting ASC 606 in the Company’s Consolidated Balance Sheet as of March 1, 2019:

	Predecessor
($ in thousands)	February 28, 2019	ASC 606 Adoption Adjustment	March 1, 2019
Assets
Prepaid expenses and other current assets	$7,662	$1,520	$9,182
Other noncurrent assets	3,496	2,864	6,360
Liabilities and member’s equity
Other noncurrent liabilities	18,888	61	18,949
Accumulated deficit	(121,455)	4,323	(117,132)
Adoption of the new revenue standard impacted the Company’s Consolidated Balance Sheet as of February 29, 2020, as follows:

	Predecessor
($ in thousands)	Balances without ASC 606 Adoption Impact	ASC 606 Adoption Adjustment	As Reported Balances as of February 29, 2020
Assets
Prepaid expenses and other current assets	$8,924	$3,678	$12,602
Other noncurrent assets	6,285	8,160	14,445

Liabilities and member’s equity
Deferred revenue	142,673	(646)	142,027
Other noncurrent liabilities	38,249	295	38,544
Accumulated deficit	(230,691)	12,189	(218,502)
Adoption of the new revenue standard impacted the Company’s Consolidated Statement of Operations for the fiscal year ended February 29, 2020 as follows:

	Predecessor
($ in thousands)	Balances without ASC 606 Adoption Impact	ASC 606 Adoption Adjustment	As Reported Balances as of February 29, 2020
Revenue
Subscription revenue	$243,335	$646	$243,981
Operating expenses
Sales and marketing	61,061	(7,456)	53,605
Income tax benefit	(7,507)	236	(7,271)
Net (loss) income	(109,236)	7,866	(101,370)